COMMITMENTS AND CONTINGENCIES - Minimum Future Rental Payments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Operating Leases
2017					$ 392
2018	$ 399		$ 399		399
2019	406		406		406
2020	309		309		309
Total minimum payments required	1,491		1,491		1,506
Rent expense	$ 300	$ 100	$ 500	$ 300	$ 400	$ 300